As filed with the Securities and Exchange Commission on March 1, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7919

Bremer Investment Funds, Inc.
(Exact name of registrant as specified in charter)

445 Minnesota St.
Suite 2000
St. Paul, Minnesota 55101
(Address of principal executive offices) (Zip code)

Joel W. Reimers
445 Minnesota St.
Suite 2000
St. Paul, Minnesota 55101
(Name and address of agent for service)

(320) 255-7174
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2004 (Unaudited)

Growth Stock Fund

		COMMON STOCKS - 97.3%
Shares			Value
		Banking & Financial Services - 10.8%
16,000		American Express Co.	$ 901,920
38,000		Citigroup, Inc.	1,830,840
30,000		J.P. Morgan Chase & Co.	1,170,300
35,000		Mellon Financial Corp.	1,088,850
30,000		US Bancorp	939,600
15,000		Wells Fargo & Co.	932,250
			6,863,760
		Business Services - 1.7%
25,000		First Data Corp.	1,063,500

		Capital Goods - 12.0%
15,000		3M Co.	1,231,050
23,300		Dover Corp.	977,202
15,000		Emerson Electric Co.	1,051,500
70,000		General Electric Co.	2,555,000
10,000		Ingersoll-Rand Co. [f]	803,000
15,000		W.W. Grainger, Inc.	999,300
			7,617,052
		Chemicals - 1.1%
20,000		Ecolab, Inc.	702,600

		Communications & Media - 3.5%
40,000		Time Warner, Inc.*	777,600
40,000		Viacom, Inc. - Class B	1,455,600
			2,233,200
		Cosmetics & Toiletries - 3.9%
25,000		Avon Products, Inc.	967,500
10,000		Colgate-Palmolive Co.	511,600
15,000		Kimberly-Clark Corp.	987,150
			2,466,250
		Drugs - 3.9%
50,000		Mylan Laboratories	884,000
60,000		Pfizer, Inc.	1,613,400
			2,497,400
		Energy - 6.0%
17,000		BP PLC ADR ADR	992,800
10,000		ChevronTexaco Corp.	525,100
20,000		Exxon Mobil Corp.	1,025,200
14,000		Nabors Industries Ltd.* [f]	718,060
8,000		Schlumberger Ltd. [f]	535,600
			3,796,760
		Food, Beverage & Tobacco - 1.6%
20,000		PepsiCo, Inc.	1,044,000

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2004 (Unaudited)

Growth Stock Fund

Shares			Value

		Health Care - 6.6%
20,000		Amgen, Inc.*	$ 1,283,000
30,000		Medtronic, Inc.	1,490,100
15,000		Quest Diagnostics Inc.	1,433,250
			4,206,350

		Insurance - 4.7%
26,000		Aflac, Inc.	1,035,840
18,750		American International Group, Inc.	1,231,313
20,000		The St. Paul Travelers Companies Inc.	741,400
			3,008,553
		Materials - 0.0%
454		Neenah Paper, Inc.*	14,800

		Medical Products - 5.5%
20,000		Biomet, Inc.	867,800
30,000		Boston Scientific Corp.*	1,066,500
25,000		Johnson & Johnson	1,585,500
			3,519,800
		Restaurants - 2.0%
40,000		McDonald's Corp.	1,282,400

		Retail - General - 11.0%
20,000		Best Buy Co, Inc.	1,188,400
25,000		CVS Corp.	1,126,750
15,000		Kohl's Corp.*	737,550
25,000		Target Corp.	1,298,250
35,000		Walgreen Co.	1,342,950
25,000		Wal-Mart Stores, Inc.	1,320,500
			7,014,400
		Software - 5.4%
10,000		Cognos, Inc.* [f]	440,600
70,000		Microsoft Corp.	1,869,700
80,000		Oracle Corp.*	1,097,600
			3,407,900
		Technology - 10.6%
35,000		Accenture Ltd. - Class A * [f]	945,000
25,000		American Power Conversion Corp.	535,000
50,000		Cisco Systems, Inc.*	965,000
30,000		Dell, Inc.*	1,264,200
45,000		Intel Corp.	1,052,550
10,000		International Business Machines Corp.	985,800
40,000		Texas Instruments, Inc.	984,800
			6,732,350
		Telecommunications - 1.5%
60,000		ADC Telecommunications, Inc.*	160,800
50,000		Nokia OYJ ADR	783,500
			944,300

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2004 (Unaudited)

Growth Stock Fund

Shares			Value

		Travel & Recreation - 5.5%
20,000		Carnival Corp. [f]	$ 1,152,600
50,000		Southwest Airlines Co.	814,000
55,000		The Walt Disney Co.	1,529,000
			3,495,600

		TOTAL COMMON STOCKS	61,910,975
		(Cost $42,560,363)

		SHORT TERM INVESTMENTS - 2.7%
Principal
Amount			Value
		Investment Company - 2.7%
$ 1,687,321		First American Prime Obligations Fund 1.8909% **	$ 1,687,321

		TOTAL SHORT TERM INVESTMENTS	1,687,321
		(Cost $1,687,321)

		TOTAL INVESTMENTS - 100.0%	63,598,296
		(Cost $44,247,684)

		Other Assets in Excess of Liabilities - 0.0%	20,021

		TOTAL NET ASSETS - 100.0%	$ 63,618,317

	ADR	American Depository Receipt
	*	Non-Income Producing Security
	[f]	Foreign
	**	Variable rate security. The rate listed is as of December 31, 2004.

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2004 (Unaudited)

Bond Fund

	LONG-TERM INVESTMENTS - 99.2%

	CORPORATE BONDS & NOTES - 27.5%

Principal
Amount		Value

	Agricultural Operations - 2.4%
$ 210,000	Cargill, Inc. (Acquired 3/26/01, Cost $206,976)
	6.150% due 02/25/2008 [r]	$ 225,630

2,000,000	Cargill, Inc. (Acquired 12/12/00, Cost $1,943,357)
	6.300% due 04/15/2009 [r]	2,172,006
		2,397,636
	Athletic Footwear - 1.0%
1,000,000	Nike, Inc.
	5.500% due 08/15/2006	1,035,281

	Banking & Financial Services - 8.2%
1,000,000	Associates Corp., N.A.
	6.250% due 11/01/2008	1,084,921
1,000,000	Bank of America Corp.
	4.875% due 09/15/2012	1,022,887
1,000,000	General Electric Capital Corp.
	6.000% due 06/15/2012	1,091,684
1,000,000	Goldman Sachs Group, Inc.
	6.600% due 01/15/2012	1,117,626
1,000,000	Lehman Brothers Holdings, Inc.
	6.250% due 05/15/2006	1,041,076
1,540,000	Wachovia Bank NA-Charlotte ##
	6.180% due 02/15/2036	1,715,177
1,000,000	Wells Fargo & Co.
	5.125% due 09/01/2012	1,035,752
		8,109,123
	Chemicals - 1.0%
1,000,000	EI Du Pont de Nemours & Co.
	4.125% due 04/30/2010	1,009,342

	Energy - 3.2%
2,000,000	BP Capital Markets Plc
	2.750% due 12/29/2006 [f]	1,980,480
1,000,000	Conoco Funding Co.
	5.450% due 10/15/2006 [f]	1,036,094
150,000	Exxon Capital Corp.
	6.000% due 07/01/2005	152,203
		3,168,777

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2004 (Unaudited)

Bond Fund

Principal
Amount		Value

	Food, Beverage & Tobacco - 2.6%
$ 1,000,000	Hormel Foods Corp.
	6.625% due 06/01/2011	$ 1,119,790
235,000	PepsiCo, Inc.
	5.750% due 01/15/2008	250,434
1,250,000	Supervalu, Inc.
	6.560% due 06/09/2005	1,261,912
		2,632,136
	Insurance - 3.1%
2,000,000	Berkshire Hathaway Finance Corp.
	3.375% due 10/15/2008	1,978,852
1,000,000	The St. Paul Travelers Cos. Inc.
	7.370% due 08/20/2007	1,090,635
		3,069,487
	Manufacturing - 1.2%
1,000,000	Honeywell International, Inc.
	7.500% due 03/01/2010	1,156,597

	Publishing - 1.1%
1,000,000	Washington Post
	5.500% due 02/15/2009	1,058,401

	Retail - General - 1.1%
1,000,000	Target Corp.
	5.375% due 06/15/2009	1,059,578

	Schools - 1.6%
1,500,000	Stanford University
	5.850% due 03/15/2009	1,610,149

	Technology - 1.0%
1,000,000	International Business Machines Corp.
	4.875% due 10/01/2006	1,027,255

	TOTAL CORPORATE BONDS & NOTES	27,333,762
	(Cost $26,347,729)

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2004 (Unaudited)

Bond Fund

Principal
Amount		Value

	U.S. GOVERNMENT AGENCY AND
	AGENCY-BACKED ISSUES - 53.4%

	Fannie Mae
$ 4,000,000	6.250% due 02/01/2011	$ 4,390,840
2,000,000	5.250% due 08/01/2012	2,078,494
		6,469,334

	Federal Home Loan Bank (FHLB)
1,000,000	3.875% due 08/22/2008#	1,001,524
1,000,000	3.875% due 06/14/2013	966,763
		1,968,287

	Federal Home Loan Mortgage Corporation (FHLMC)
	Participation Certificates
94,278	Pool # E00856, 7.500% due 06/01/2015	100,031
61,459	Pool # G11072, 7.500% due 12/01/2015	65,209
241,509	Pool # E00961, 6.000% due 04/01/2016	253,042
1,044,116	Pool # E01343, 5.000% due 04/01/2018	1,061,505
895,304	Pool # B12056, 4.500% due 02/01/2019	893,148
1,605,948	Pool # B12781, 4.000% due 03/01/2019	1,573,637
127,778	Pool # C90290, 7.000% due 08/01/2019	136,226
		4,082,798

	Federal Home Loan Mortgage Corporation (FHLMC),
	Adjustable Rate Mortgage
71,580	Pool # 845864, 3.598% due 07/01/2024	74,428

	Federal National Mortgage Association (FNMA),
	Pass-Thru Certificates
28,077	Pool # 190529, 8.000% due 09/01/2008	28,968
3,895	Pool # 250168, 8.000% due 12/01/2009	4,143
141,780	Pool # 532561, 8.000% due 05/01/2015	150,825
302,604	Pool # 303922, 6.000% due 05/01/2016	316,023
327,588	Pool # 545300, 5.500% due 11/01/2016	339,205
1,349,948	Pool # 254721, 5.000% due 05/01/2018	1,373,267
803,814	Pool # 752031, 5.000% due 10/01/2018	817,699
931,094	Pool # 765251, 4.000% due 03/01/2019	909,802
150,870	Pool # 211830, 6.000% due 04/01/2023	155,392
81,790	Pool # 323380, 6.500% due 10/01/2028	85,973
		4,181,297

	Federal National Mortgage Association (FNMA),
	Real Estate Mortgage Investment Conduits (REMIC)
65,383	Series 1989-69, Class G, 7.600% due 10/25/2019	69,916

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2004 (Unaudited)

Bond Fund

Principal
Amount		Value

	Freddie Mac
$ 1,500,000	3.000% due 03/27/2009	$ 1,500,776
1,000,000	4.375% due 07/30/2009	1,004,187
2,000,000	5.875% due 03/21/2011	2,162,120
		4,667,083

	Government National Mortgage Association (GNMA),
249,978	Pool # 521580, 7.000% due 11/15/2014	266,416
151,742	Pool # 520754, 7.000% due 07/15/2015	161,720
176,017	Pool # 520763, 7.000% due 07/15/2015	187,591
180,947	Pool # 492995, 6.000% due 11/15/2028	188,261
392,873	Pool # 780941, 6.000% due 12/15/2028	408,727
70,141	Pool # 781029, 6.500% due 05/15/2029	73,981
332,600	Pool # 542643, 6.000% due 03/15/2031	345,397
642,572	Pool # 564700, 6.000% due 07/15/2031	667,296
259,243	Pool # 564153, 6.500% due 07/15/2031	273,218
124,187	Pool # 584332, 7.000% due 08/15/2031	132,035
708,728	Pool # 575885, 6.000% due 12/15/2031	735,997
387,442	Pool # 552242, 6.500% due 12/15/2031	408,327
278,635	Pool # 569421, 7.500% due 05/15/2032	299,329
54,020	Pool # 581988, 8.000% due 05/15/2032	58,651
17,257	Pool # 583648, 5.500% due 10/15/2032	17,660
1,636,226	Pool # 552966, 5.500% due 12/15/2032	1,674,475
198,733	Pool # 602629, 5.500% due 01/15/2033	203,228
296,933	Pool # 602637, 5.500% due 02/15/2033	303,649
1,598,814	Pool # 592008, 5.000% due 05/15/2033	1,602,765
513,388	Pool # 553320, 6.000% due 06/15/2033	532,584
2,203,514	Pool # 612785, 5.000% due 07/15/2033	2,208,959
1,708,323	Pool # 620461, 5.000% due 08/15/2033	1,712,544
907,597	Pool # 581564, 5.000% due 09/15/2033	909,839
1,750,096	Pool # 594109, 5.000% due 09/15/2033	1,754,420
771,149	Pool # 429780, 5.500% due 12/15/2033	788,591
		15,915,660

	Government National Mortgage Association (GNMA),
	Adjustable Rate Mortgage (ARM)
668,737	Pool # 080546, 3.000% due 10/20/2031	675,107
17,645	Pool # 080571, 4.000% due 01/20/2032	17,932
690,799	Pool # 080579, 3.000% due 02/20/2032	695,519
573,562	Pool # 080587, 3.500% due 03/20/2032	584,054
116,708	Pool # 080589, 4.000% due 03/20/2032	118,559
1,571,998	Pool # 080626, 3.500% due 08/20/2032	1,593,345

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2004 (Unaudited)

Bond Fund

Principal
Amount		Value

$ 1,172,663	Pool # 080636, 3.500% due 09/20/2032	$ 1,191,507
587,839	Pool # 080665, 4.000% due 01/20/2033	594,331
1,244,209	Pool # 080675, 4.000% due 02/20/2033	1,257,954
1,124,753	Pool # 080686, 3.375% due 04/20/2033	1,136,505
1,511,545	Pool # 080701, 3.375% due 06/20/2033	1,529,168
1,091,673	Pool # 080704, 3.500% due 06/20/2033	1,098,960
1,691,298	Pool # 080779, 3.500% due 12/20/2033	1,708,239
1,571,002	Pool # 080846, 3.500% due 03/20/2034	1,586,031
688,261	Pool # 080904, 4.000% due 05/20/2034	697,611
1,150,193	Pool # 080937, 4.000% due 06/20/2034	1,165,676
		15,650,498

	TOTAL U.S. GOVERNMENT AGENCY
	AND AGENCY BACKED ISSUES	53,079,301
	(Cost $52,576,145)

	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 2.0%

1,000,000	Banc of America Commercial Mortgage Inc.
	Series #2004-1, 4.429% due 11/10/2039	995,667

942,839	JP Morgan Chase Commercial Mortgage
	Series #2003LN1, 4.134% due 10/15/2037	938,987

	TOTAL COLLATERALIZED
	MORTGAGE OBLIGATIONS	1,934,654
	(Cost $1,948,474)

	U.S. TREASURY OBLIGATIONS - 16.3%
	U.S. Treasury Notes - 3.0%
2,000,000	2.000% due 05/15/2006	1,977,032
1,030,000	2.375% due 08/15/2006	1,020,546
		2,997,578
	U.S. Treasury Bonds - 13.3%
2,500,000	6.500% due 08/15/2005	2,561,622
3,000,000	10.750% due 08/15/2005	3,149,532
1,000,000	3.875% due 05/15/2009	1,015,040
1,000,000	3.625% due 07/15/2009	1,003,204
1,000,000	5.750% due 08/15/2010	1,101,290
1,000,000	5.000% due 02/15/2011	1,064,102
2,000,000	4.375% due 08/15/2012	2,048,360
500,000	4.000% due 02/15/2014	493,262
600,000	7.500% due 11/15/2016	766,946
		13,203,358

	TOTAL U.S. TREASURY OBLIGATIONS	16,200,936
	(Cost $16,866,186)

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2004 (Unaudited)

Bond Fund

Principal
Amount		Value

	TOTAL LONG-TERM INVESTMENTS	$ 98,548,653
	(Cost $97,738,534)

	SHORT-TERM INVESTMENTS - 0.7%

	INVESTMENT COMPANY - 0.7%
$ 733,361	First American Prime Obligations Fund, 1.8909%	733,361

	TOTAL SHORT TERM INVESTMENTS	733,361
	(Cost $733,361)

	Total Investments - 99.9%	99,282,014
	(Cost $98,471,895)

	Other Assets in Excess of Liabilities - 0.1%	141,951

	TOTAL NET ASSETS - 100.0%	$ 99,423,965

[f]	Foreign Denominated
[r]	Restricted
#	Callable
##	Puttable
**	Variable rate security. The rates listed are as of December 31, 2004.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bremer Investment Funds, Inc.

By (Signature and Title) /s/ Joel W. Reimers
              Mr. Joel W. Reimers, President

Date   2/25/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel W. Reimers
             Mr. Joel W. Reimers, President

Date2/25/2005

By (Signature and Title)*  /s/ Richard A. DiNello
                 Mr. Richard A. DiNello, Treasurer

Date2/25/2005

* Print the name and title of each signing officer under his or her signature.